FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
                ----------------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 6/30/05
                          -------

Item 1. Schedule of Investments.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................  31


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

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                                                                                                PRINCIPAL AMOUNT        VALUE
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
   LONG TERM INVESTMENTS 97.6%
   BONDS 83.5%
   CALIFORNIA 76.6%
   ABAG Finance Authority for Nonprofit Corps. COP,
       6.75%, 8/01/20 .......................................................................   $      3,785,000   $      3,871,941
       6.125%, 3/01/21 ......................................................................          4,245,000          4,426,516
       Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 .....            810,000            814,325
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ................................          6,000,000          6,263,880
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ................................         20,625,000         21,278,606
       Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ................          5,000,000          5,289,600
       Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 .....................          5,000,000          5,345,400
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ........................          5,525,000          5,860,312
       Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 ...............          5,000,000          5,178,450
   ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
     Series A, 5.45%, 4/01/39 ...............................................................          5,500,000          5,559,290
   ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Association,
       Series A, 6.125%, 8/15/20 ............................................................         23,525,000         26,026,648
       Series C, 5.375%, 3/01/21 ............................................................          5,000,000          5,295,700
   ABAG Revenue,
       Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 ........          4,760,000          4,823,498
       Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 .........          4,140,000          4,189,018
       Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 ...................          1,470,000          1,504,177
       Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 ...................          3,670,000          3,896,145
   ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
     5.30%, 10/01/21 ........................................................................          5,450,000          5,909,598
   Alameda Corridor Transportation Authority Revenue, senior lien, Series A, MBIA Insured,
     5.00%, 10/01/29 ........................................................................         24,490,000         25,495,314
   Alameda County COP, Alameda County Medical Center Project, MBIA Insured,
       5.00%, 6/01/23 .......................................................................         19,195,000         20,205,041
       5.30%, 6/01/26 .......................................................................          7,000,000          7,055,160
       5.00%, 6/01/28 .......................................................................          8,925,000          9,263,971
   Alvord USD, GO, Series A, FGIC Insured, 5.375%, 8/01/27 ..................................          6,100,000          6,321,491
   Anaheim PFA, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00%,
       9/01/27 ..............................................................................          8,900,000          9,222,892
       3/01/37 ..............................................................................        100,000,000        103,103,000
   Anaheim PFAR, Distribution System, Second Lien, MBIA Insured, 5.00%,
       10/01/29 .............................................................................          4,325,000          4,621,522
       10/01/34 .............................................................................          5,500,000          5,863,990
   Anaheim UHSD, GO, Series A, FSA Insured, 5.00%, 8/01/25 ..................................          3,900,000          4,348,734
   Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1, MBIA Insured,
     5.50%, 8/01/22 .........................................................................          4,870,000          5,226,484
   Antioch PFA, Reassessment Revenue, sub. lien,
       Refunding, Series B, 5.50%, 9/02/08 ..................................................          1,155,000          1,199,918
       Refunding, Sub Series B, 5.60%, 9/02/09 ..............................................          1,215,000          1,267,537
       Series B, 5.30%, 9/02/06 .............................................................          2,080,000          2,119,333
   Arcadia Hospital Revenue, Methodist Hospital of Southern California,
       6.50%, 11/15/12 ......................................................................          2,100,000          2,109,324
       6.625%, 11/15/22 .....................................................................          3,750,000          3,766,912
   Baldwin Park PFAR, Tax Allocation, Series A, 7.75%, 8/01/19 ..............................          5,265,000          5,283,006


                                          Quarterly Statement of Investments | 3

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

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                                                                                                PRINCIPAL AMOUNT        VALUE
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
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Belmont Redwood Shores School District, Series A, 5.50%, 9/01/22 .........................   $      6,500,000   $      7,014,930
   Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 .................          5,100,000          5,472,555
   Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA Insured, 5.80%,
     9/02/17 ................................................................................          5,110,000          5,459,779
   Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ......................            430,000            432,644
   Calexico USD, GO, Refunding, MBIA Insured, 5.25%, 8/01/33 ................................          4,285,000          4,695,760
   California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador County
     Project, ETM, 7.70%, 10/01/09 ..........................................................          1,630,000          1,797,939
   California County Tobacco Securitization Agency Revenue, Asset-Backed,
       Alameda County, 5.875%, 6/01/35 ......................................................          7,500,000          7,856,400
       Gold Country Funding Corp.,, 6.00%, 6/01/38 ..........................................         10,000,000         10,517,600
       Golden Gate, Series A, 6.00%, 6/01/43 ................................................         10,000,000         10,499,800
       Kern County Corp., Series A, 6.125%, 6/01/43 .........................................         28,135,000         29,743,478
       Kern County Corp., Series B, 6.25%, 6/01/37 ..........................................         19,460,000         20,805,659
       Merced Funding Corp., Series A, 5.875%, 6/01/43 ......................................         10,235,000         10,672,956
       Sonoma County Corp., Series A, 5.875%, 6/01/43 .......................................         30,000,000         31,283,700
       Stanislaus Fund, Series A, 5.875%, 6/01/43 ...........................................          8,690,000          9,061,845
   California Educational Facilities Authority Revenue,
       Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ..................         10,000,000         10,439,500
       Occidental College, Series A, MBIA Insured, 5.00%, 10/01/36 ..........................          7,275,000          7,798,582
       Pooled College and University, Series B, 6.75%, 6/01/30 ..............................         11,495,000         12,734,736
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 ............................         21,250,000         22,291,250
       Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 .........................          1,495,000          1,571,514
   California Health Facilities Financing Authority Revenue,
       AIDS Health Care Foundation, Refunding, Series C, California Mortgage Insured, 6.25%,
        9/01/17 .............................................................................          1,750,000          1,760,255
       California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%, 11/01/20 .........          3,560,000          3,673,101
       Casa Colina, 6.125%, 4/01/32 .........................................................         10,300,000         11,144,394
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18 ........................         28,095,000         29,007,526
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ..........         12,500,000         13,436,500
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ..........          7,300,000          7,664,708
       Catholic Healthcare West, Series A, 5.00%, 7/01/28 ...................................        140,630,000        142,484,910
       Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 .....................          3,520,000          3,697,971
       Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 ....................          8,375,000          8,732,361
       Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 .......          1,480,000          1,577,340
       Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ......          3,125,000          3,338,031
       Catholic Healthcare West, Series A, Prerefunded, 5.00%, 7/01/18 ......................         11,905,000         12,791,803
       Catholic Heathcare West, Series G, 5.25%, 7/01/23 ....................................          3,000,000          3,173,880
       Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 .................          8,355,000          8,825,637
       Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ..................         52,500,000         55,262,025
       County Program, Series B, 7.20%, 1/01/12 .............................................          2,025,000          2,031,703
       El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 ...............................          3,350,000          3,510,297
       Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ..........................          5,000,000          5,307,800
       Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ..........................         25,390,000         26,288,044
       Familiesfirst, Series A, California Mortgage Insured, 6.00%, 12/01/25 ................         11,365,000         12,432,060
       Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 ..................          2,390,000          2,400,086
       Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ............................         71,050,000         70,972,555


4 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

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                                                                                                PRINCIPAL AMOUNT        VALUE
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
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California Health Facilities Financing Authority Revenue, (cont.)
       Insured Health Facility Help Group, Series A, California Mortgage Insured, 6.10%,
        8/01/25 .............................................................................   $     12,905,000   $     14,085,291
       Insured Health Facility-Valleycare, Series A, California Mortgage Insured, 5.25%,
        5/01/22 .............................................................................          5,000,000          5,329,550
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .....................................         46,000,000         47,688,660
       Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 .............................         32,295,000         34,472,975
       Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 .............................        136,775,000        144,821,473
       Kaiser Permanente, Series B, 5.40%, 5/01/28 ..........................................         80,000,000         82,936,800
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ....................................          7,515,000          8,112,743
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ....................................         38,260,000         40,814,238
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ....................................         38,020,000         40,437,312
       Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ..............          6,000,000          6,360,600
       Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ............          5,500,000          5,716,810
       Northern California Presbyterian, 5.40%, 7/01/28 .....................................          6,340,000          6,453,423
       Paradise Valley Estates, 5.125%, 1/01/22 .............................................          6,610,000          7,051,680
       Paradise Valley Estates, 5.25%, 1/01/26 ..............................................          5,000,000          5,314,400
       Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 ...........          8,500,000          9,133,590
       Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 ..................          9,725,000          9,813,886
       Small Facilities Loan, Health Facilities, Refunding, Series B, California
        Mortgage Insured, 7.50%, 4/01/22 ....................................................          4,155,000          4,286,215
       Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured, 6.75%, 3/01/20 ...            655,000            659,310
       Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ..........         10,915,000         11,687,345
       Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 .......................          3,070,000          3,216,899
       St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23 ......          7,000,000          7,196,070
       Sutter Health Project, Series A, MBIA Insured, 5.35%, 8/15/28 ........................          6,650,000          7,103,862
       Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ....................          5,750,000          6,054,922
       Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 .................................          5,300,000          5,543,164
       Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .................................         61,000,000         62,977,620
       Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ...............................         10,600,000         11,191,798
       The Episcopal Home, 5.30%, 2/01/32 ...................................................         28,150,000         29,778,196
       The Help Group, California Mortgage Insured, 5.40%, 8/01/22 ..........................          7,420,000          7,779,054
       UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 .........          5,750,000          5,957,057
       UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ......................         26,920,000         27,889,389
       UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 .......         25,000,000         25,924,000
       Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 .................................         11,640,000         12,216,180
   California HFA, SFM Purchase, Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 .........            705,000            713,982
   California HFAR,
       MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .....................................          5,000,000          5,139,100
       MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .....................................         12,085,000         12,488,639
       Series B-1, Class 1, AMBAC Insured, 5.65%, 8/01/28 ...................................          3,810,000          3,902,850
       SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ................................            995,000          1,022,930
   California Infrastructure and Economic Development Bank Revenue,
       Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ...........          5,000,000          5,310,800
       Bay Area Toll Bridges, first lien, Series A, FGIC Insured, 5.00%, 7/01/29 ............         50,985,000         54,333,185
       Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ...........................         10,000,000         10,691,000
       Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ..........................         34,000,000         36,452,080


                                          Quarterly Statement of Investments | 5

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

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                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California PCFA, Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%,
     11/01/27 ...............................................................................   $     17,205,000   $     17,378,082
   California PCFA, PCR,
       Pacific Gas and Electric, Mandatory Put 6/01/07, Refunding, Series B, FGIC Insured,
        3.50%, 12/01/23 .....................................................................          5,000,000          5,055,050
       Pacific Gas and Electric, Series A, MBIA Insured, 5.35%, 12/01/16 ....................         31,500,000         34,398,315
       San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 .............................         32,535,000         32,661,886
       Southern California Edison Co., Refunding, 6.90%, 12/01/17 ...........................          2,510,000          2,521,094
       Southern California Edison Co., Series B, 6.40%, 12/01/24 ............................         29,000,000         29,120,930
       Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24 ..............         12,120,000         12,170,540
   California Resources Efficiency Financing Authority COP, Capital Improvement Program,
     Refunding, AMBAC Insured,
       5.625%, 4/01/22 ......................................................................         10,365,000         11,040,176
       5.75%, 4/01/27 .......................................................................          7,885,000          8,443,179
   California State Department of Veteran Affairs Home Purchase Revenue,
       Refunding, Series A, 5.40%, 12/01/28 .................................................          9,580,000          9,889,530
       Refunding, Series B, 5.50%, 12/01/18 .................................................          2,500,000          2,600,750
       Series A, 5.20%, 12/01/27 ............................................................         31,000,000         31,093,000
       Series B, 5.20%, 12/01/28 ............................................................          5,975,000          5,992,925
   California State Department of Water Resources Central Valley Project Revenue, Water
     System,
       Refunding, Series S, 5.00%, 12/01/29 .................................................         24,595,000         25,404,421
       Refunding, Series U, 5.00%, 12/01/29 .................................................         12,000,000         12,381,720
       Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25 ...................................         20,000,000         21,329,000
       Series Q, MBIA Insured, 5.375%, 12/01/27 .............................................         20,055,000         21,043,511
       Series Q, MBIA Insured, Pre-Refunded, 5.375%, 12/01/27 ...............................         37,945,000         39,977,334
   California State Department of Water Resources Central Valley Project Water System Revenue,
     Series O, 5.00%, 12/01/22 ..............................................................          5,500,000          5,610,165
   California State Department of Water Resources Power Supply Revenue, Series A,
       5.25%, 5/01/20 .......................................................................         50,000,000         54,766,500
       5.375%, 5/01/21 ......................................................................         22,000,000         24,191,640
       5.375%, 5/01/22 ......................................................................         34,020,000         37,301,569
   California State GO,
       5.00%, 2/01/22 .......................................................................          7,000,000          7,461,580
       5.25%, 9/01/23 .......................................................................         21,000,000         22,482,810
       5.25%, 10/01/23 ......................................................................          9,250,000          9,912,577
       6.00%, 5/01/24 .......................................................................          2,565,000          2,617,506
       5.125%, 4/01/25 ......................................................................          5,000,000          5,369,000
       5.00%, 2/01/27 .......................................................................         46,000,000         48,199,720
       AMBAC Insured, 5.90%, 3/01/25 ........................................................            210,000            213,110
       FGIC Insured, 6.00%, 8/01/19 .........................................................            905,000            916,095
       FGIC Insured, 5.625%, 10/01/26 .......................................................          8,645,000          9,031,431
       FGIC Insured, Pre-Refunded, 5.625%, 10/01/26 .........................................         32,855,000         34,406,085
       FSA Insured, 5.50%, 4/01/19 ..........................................................            570,000            574,127
       FSA Insured, 5.50%, 3/01/20 ..........................................................            850,000            862,410
       FSA Insured, Pre-Refunded, 5.50%, 3/01/20 ............................................          3,770,000          3,825,381
       FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ............................................         30,000,000         33,383,400
       MBIA Insured, 5.00%, 10/01/23 ........................................................          5,000,000          5,212,550


6 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

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                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California State GO, (cont.)
       MBIA Insured, 6.00%, 8/01/24 .........................................................   $        990,000   $      1,002,137
       Refunding, 5.625%, 9/01/24 ...........................................................         10,650,000         11,086,650
       Refunding, 5.00%, 2/01/29 ............................................................         13,000,000         13,652,210
       Refunding, 5.25%, 2/01/29 ............................................................         54,000,000         57,907,340
       Refunding, 5.25%, 2/01/30 ............................................................         30,000,000         32,093,100
       Refunding, 5.25%, 4/01/32 ............................................................         10,000,000         10,700,600
       Refunding, AMBAC Insured, 5.00%, 4/01/23 .............................................          6,250,000          6,604,125
       Refunding, MBIA Insured, 5.00%, 10/01/32 .............................................          5,000,000          5,269,400
       Series BR, 5.30%, 12/01/29 ...........................................................         13,000,000         13,023,400
       Various Purpose, 5.125%, 4/01/24 .....................................................         10,000,000         10,768,500
       Various Purpose, 5.20%, 4/01/26 ......................................................         17,000,000         18,308,660
       Various Purpose, 5.25%, 12/01/26 .....................................................         12,915,000         14,022,978
       Various Purpose, 5.25%, 4/01/27 ......................................................          5,000,000          5,414,500
       Various Purpose, 5.25%, 4/01/29 ......................................................          5,580,000          6,038,341
       Various Purpose, 5.00%, 6/01/31 ......................................................         55,465,000         58,842,818
       Various Purpose, 5.25%, 4/01/34 ......................................................         20,000,000         21,597,000
       Various Purpose, AMBAC Insured, 5.00%, 4/01/31 .......................................         30,000,000         31,941,300
       Veterans Bonds, Series BH, 5.60%, 12/01/32 ...........................................         50,060,000         50,583,127
       Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ..............................         16,440,000         16,612,456
   California State Local Government Finance Authority Revenue, Marin Valley, Series A, FSA
     Insured, 5.85%, 10/01/27 ...............................................................          6,735,000          7,329,700
   California State Public Works Board Lease Revenue,
       California Science Center, Series A, 5.25%, 10/01/22 .................................          8,645,000          9,086,932
       Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured, 5.25%,
        1/01/21 .............................................................................         17,405,000         17,594,192
       Department of Corrections, Series C, 5.00%, 6/01/24 ..................................         12,225,000         12,866,690
       Department of Corrections, Series C, 5.00%, 6/01/25 ..................................          4,810,000          5,055,550
       Department of Corrections, Series C, 5.25%, 6/01/28 ..................................         25,475,000         27,388,682
       Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 ...............          5,000,000          5,080,650
       Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ......................         12,000,000         12,597,360
       Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .....................         56,500,000         59,402,970
       Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 ...........          7,500,000          7,842,300
       University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ......         14,000,000         14,175,280
       University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23 ......         23,175,000         23,276,043
       University of California, Various Projects, Series B, 5.50%, 6/01/19 .................         13,000,000         13,162,760
       Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 ...........          8,320,000          8,885,677
       Various University of California Projects, Series D, 5.00%, 5/01/30 ..................         37,000,000         39,267,730
   California State University at Channel Islands Financing Authority Revenue, East Campus
     Community, Series A, MBIA Insured, 5.00%, 9/01/31 ......................................         11,000,000         11,460,130
   California State University Revenue, Systemwide, Series A,
       AMBAC Insured, 5.00%, 11/01/35 .......................................................         15,000,000         16,106,550
       FSA Insured, 5.00%, 11/01/29 .........................................................         10,000,000         10,698,100
(a)California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%,
     10/01/33 ...............................................................................         61,325,000         45,156,050
   California Statewide CDA Revenue,
       5.50%, 1/01/28 .......................................................................          3,615,000          3,928,674


                                          Quarterly Statement of Investments | 7

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California Statewide CDA Revenue, (cont.)
       5.50%, 10/01/33 ......................................................................   $     45,465,000   $     48,496,152
       COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
        Pre-Refunded, ETM, 5.75%, 10/01/25 ..................................................         24,545,000         28,800,367
       COP, CHFCLP Insured, ETM, 5.90%, 8/01/21 .............................................          4,000,000          4,315,480
       COP, Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 ..............................          7,065,000          7,153,312
       COP, Southern California Development Corp., 6.10%, 12/01/15 ..........................          2,255,000          2,333,384
       COP, Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 .....................         25,520,000         26,101,601
       COP, Triad Health Care, CHFCLP Insured, Refunding, ETM, 6.25%, 8/01/06 ...............          1,040,000          1,061,289
       Daughters of Charity Health, Series A, 5.25%, 7/01/24 ................................          6,000,000          6,363,720
       Daughters of Charity Health, Series A, 5.25%, 7/01/30 ................................          5,000,000          5,241,500
       Daughters of Charity Health, Series A, 5.25%, 7/01/35 ................................          5,000,000          5,237,450
       Daughters of Charity Health, Series A, 5.00%, 7/01/39 ................................          5,000,000          5,130,450
       Daughters of Charity Health, Series H, 5.25%, 7/01/25 ................................          4,215,000          4,467,015
       East Campus Apartments LLC, Series A, 5.50%, 8/01/22 .................................         11,000,000         11,686,730
       Huntington Memorial Hospital, 5.00%, 7/01/27 .........................................         22,000,000         23,021,020
       Huntington Memorial Hospital, 5.00%, 7/01/35 .........................................         50,000,000         51,911,500
       Insured Health Facility, Jewish Home, 5.50%, 11/15/33 ................................         20,400,000         22,282,104
       Kaiser Permanente, Series A, 5.50%, 11/01/32 .........................................         27,000,000         28,718,010
       Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ............         10,000,000         10,654,800
       Mission Community, California Mortgage Insured, 5.375%, 11/01/21 .....................          7,670,000          8,203,909
       Mission Community, California Mortgage Insured, 5.375%, 11/01/26 .....................          9,755,000         10,421,949
       Series B, 5.625%, 8/15/42 ............................................................         51,000,000         54,199,740
       Stovehaven Apartments Project, Series A, 5.875%, 7/01/32 .............................          4,945,000          5,344,803
   California Statewide CDA Water and Wastewater Revenue,
       Pooled Financing Program, Series B, FSA Insured, 5.65%, 10/01/26 .....................          5,000,000          5,522,550
       Pooled Financing Project, Series A, FSA Insured, 5.25%, 10/01/24 .....................          5,000,000          5,489,100
       Pooled Financing Project, Series A, FSA Insured, 5.00%, 10/01/29 .....................          3,000,000          3,205,680
   California Statewide CDA,
       COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 .................................          5,000,000          5,266,450
       COP, Catholic Healthcare West, 6.50%, 7/01/20 ........................................          7,990,000          9,133,289
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ................................         37,685,000         39,060,879
       COP, FSA Insured, 5.50%, 8/15/31 .....................................................          9,000,000          9,807,840
       COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 .........................................         32,200,000         33,602,310
       COP, MBIA Insured, 5.00%, 4/01/18 ....................................................          7,000,000          7,348,110
       COP, MBIA Insured, 5.125%, 4/01/23 ...................................................          6,000,000          6,276,060
       COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ............................          5,000,000          5,203,650
       COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 .............................         16,250,000         16,890,087
       COP, The Internext Group, 5.375%, 4/01/17 ............................................         10,770,000         11,102,470
       COP, The Internext Group, 5.375%, 4/01/30 ............................................         67,480,000         68,086,645
       MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 .................          7,390,000          7,998,419
       MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 .........................................          8,000,000          8,210,880
       Revenue, East Campus Apartmens LLC, Series A, 5.625%, 8/01/34 ........................         25,000,000         26,468,750
   California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ......................          9,560,000          9,802,824
   Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
     Refunding, AMBAC Insured, 5.00%, 9/01/36 ...............................................          7,800,000          8,281,884
   Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ...........................          1,550,000          1,666,203


8 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%,
     10/20/34 ...............................................................................   $      5,615,000   $      5,672,385
   Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
     10/01/33 ...............................................................................          5,000,000          5,425,100
   Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series Q, 6.35%,
     8/01/12 ................................................................................          2,800,000          2,807,056
   Capistrano University School CFD Special Tax, Number 90-2 Talega,
       5.875%, 9/01/33 ......................................................................          5,820,000          6,054,371
       6.00%, 9/01/33 .......................................................................          7,100,000          7,444,137
   Cathedral City PFAR Tax Allocation,
       Redevelopment, Series A, MBIA Insured, Pre-Refunded, 5.70%, 8/01/24 ..................          7,320,000          7,482,870
       Series A, MBIA Insured, 5.70%, 8/01/24 ...............................................          3,890,000          3,975,580
   Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 .............         15,630,000         18,785,541
   Central California Joint Powers Health Financing Authority COP, Community Hospitals of
     Central California,
       6.00%, 2/01/20 .......................................................................          5,000,000          5,336,600
       5.625%, 2/01/21 ......................................................................          6,750,000          7,095,262
       6.00%, 2/01/30 .......................................................................         34,960,000         36,781,416
       5.75%, 2/01/31 .......................................................................         18,070,000         18,707,690
   Cerritos PFAR, Tax Allocation Redevelopment Project, Series A, AMBAC Insured, 5.00%,
     11/01/22 ...............................................................................          6,675,000          7,412,387
   Chaffey UHSD, GO,
       Series B, FGIC Insured, 5.00%, 8/01/25 ...............................................          6,510,000          6,871,370
       Series C, FSA Insured, 5.00%, 5/01/27 ................................................          6,980,000          7,429,861
   Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
       6.80%, 2/01/11 .......................................................................          3,000,000          3,009,120
       6.75%, 2/01/21 .......................................................................          2,800,000          2,808,400
   Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ..............................         10,360,000         11,082,403
   Chula Vista IDR,
       Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ................         14,000,000         15,107,820
       San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 .............................          8,500,000          9,193,345
   Claremont RDA, Tax Allocation, Consolidated Redevelopment Project, Refunding., 5.50%,
     8/01/23 ................................................................................          4,950,000          5,315,854
   Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
       8.30%, 9/02/05 .......................................................................             45,000             45,179
       8.35%, 9/02/06 .......................................................................             35,000             36,173
       8.35%, 9/02/07 .......................................................................             50,000             51,909
       8.375%, 9/02/08 ......................................................................             50,000             51,906
       8.375%, 9/02/09 ......................................................................             60,000             62,286
       8.40%, 9/02/10 .......................................................................              5,000              5,191
   Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ...........          7,000,000          7,511,350
   Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ..........................          1,555,000          1,559,852
   Commerce Joint Powers Financing Authority Lease Revenue, Community Center, Series A,
     6.25%, 10/01/22 ........................................................................          4,000,000          4,248,160
   Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B,
     5.125%, 8/01/35 ........................................................................          8,310,000          8,726,746
   Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%,
     7/01/10 ................................................................................         21,390,000         21,817,800


                                          Quarterly Statement of Investments | 9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%,
     9/01/15 ................................................................................   $      5,000,000   $      5,257,550
   Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ......................          5,070,000          5,186,458
   Contra Costa Community College District GO, Election 2002, FGIC Insured, 5.00%,
     8/01/26 ................................................................................         11,700,000         12,399,192
   Contra Costa County COP, Merrithew Memorial Hospital Project, Refunding, MBIA Insured,
     5.50%, 11/01/22 ........................................................................         11,000,000         11,808,830
   Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
       ETM, 6.875%, 3/01/07 .................................................................          9,670,000         10,097,027
       FGIC Insured, ETM, 6.50%, 3/01/09 ....................................................          1,000,000          1,090,380
   Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 .............................            885,000            887,363
   Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .............         15,000,000         19,271,400
   Corona Department of Water and Power COP, MBIA Insured, 5.00%,
       9/01/29 ..............................................................................          5,910,000          6,347,813
       9/01/35 ..............................................................................          9,280,000          9,903,802
   Corona-Norco USD,
       Lease Revenue, Land Acquisition, Series A, FSA Insured, 6.00%, 4/15/29 ...............         18,435,000         18,929,242
       PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ....................................          7,140,000          7,301,935
   Coronado CDA, Tax Allocation, Coronado Community Development Project, Refunding, MBIA
     Insured, 5.00%, 9/01/34 ................................................................          6,115,000          6,479,760
   CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 .........          2,100,000          2,127,951
   Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ..........................          6,365,000          6,880,119
   Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 ........................................          5,000,000          5,322,850
   Delano University High School District GO, Refunding, Series A, MBIA Insured, 5.15%,
     2/01/32 ................................................................................          8,520,000          9,795,700
   Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2, Series A, 6.625%,
     9/01/20 ................................................................................          1,120,000          1,122,274
   Desert Sands USD, GO, Election of 2001, FSA Insured, 5.00%, 6/01/29 ......................         16,425,000         17,580,991
   Downey USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, 2/01/30 ..................          4,860,000          5,219,154
   Duarte COP,
       Refunding, Series A, 5.25%, 4/01/24 ..................................................          5,000,000          5,185,350
       Series A, 5.25%, 4/01/19 .............................................................          5,000,000          5,202,900
       Series A, 5.25%, 4/01/31 .............................................................         12,500,000         12,759,375
   East Bay MUD Water System Revenue, Sub Series A, MBIA Insured, 5.00%,
       6/01/29 ..............................................................................         15,000,000         16,152,450
       6/01/30 ..............................................................................         15,000,000         16,139,700
   Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
     5.00%, 7/01/30 .........................................................................         31,370,000         32,922,815
   El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured, 5.35%,
     10/01/22 ...............................................................................         10,285,000         10,547,370
   El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09 ............          6,820,000          7,437,960
   El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
     5.25%, 3/01/26 .........................................................................          8,500,000          8,940,130
   El Dorado County Special Tax, CFD No. 1992-1,
       5.875%, 9/01/24 ......................................................................          4,475,000          4,697,408
       6.25%, 9/01/29 .......................................................................         19,780,000         20,614,716
       6.00%, 9/01/31 .......................................................................          8,850,000          9,280,907


10 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ..............   $      5,635,000   $      6,004,205
   Emeryville PFA Revenue, Shellmound Park Redevelopment and Housing Project, Series B,
     MBIA Insured, 5.00%, 9/01/28 ...........................................................         10,000,000         10,382,500
   Emeryville PFAR, Housing Increment Loan, 6.20%, 9/01/25 ..................................          3,115,000          3,191,068
   Escondido COP, Wastewater Project, Refunding, AMBAC Insured,
       5.70%, 9/01/26 .......................................................................         13,465,000         14,209,615
       5.80%, 9/01/26 .......................................................................            400,000            422,572
   Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
     MBIA Insured, 5.00%, 3/01/33 ...........................................................          8,715,000          9,219,424
   Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
     5.50%, 10/01/27 ........................................................................         12,500,000         13,034,750
   Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%,
     5/01/17 ................................................................................          5,000,000          5,662,700
   Foothill/Eastern Corridor Agency Toll Road Revenue,
       Refunding, 5.75%, 1/15/40 ............................................................        395,510,000        406,465,627
       senior lien, Series A, 5.00%, 1/01/35 ................................................         15,955,000         15,499,644
       senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ..................................          8,000,000          9,540,720
       senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ..................................         95,675,000        101,122,735
       senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ..................................        123,695,000        129,841,405
   Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 .............................          1,470,000          1,479,540
   Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured, 5.00%,
     8/01/34 ................................................................................          7,235,000          7,706,939
   Glendale USD, GO, FSA Insured, 5.00%, 9/01/29 ............................................          8,440,000          9,047,680
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Series A-3, 5.50%, 6/01/33 .............................................         15,000,000         16,299,300
       Asset-Backed, Series A-3, 5.50%, 6/01/43 .............................................         57,000,000         61,539,480
       Asset-Backed, Series B, 5.625%, 6/01/38 ..............................................        138,000,000        150,618,720
       Series 2003 A-1, 6.75%, 6/01/39 ......................................................          5,290,000          5,961,513
   Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured, 5.00%,
     8/01/27 ................................................................................          5,020,000          5,631,486
   Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding, ETM, 8.00%, 12/01/10 .....          4,240,000          4,824,526
   Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ....          8,925,000          9,448,808
   Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
       8/01/27 ..............................................................................          3,530,000          3,774,029
       8/01/29 ..............................................................................         11,000,000         11,743,270
   Industry COP, Refunding, 6.625%, 6/01/06 .................................................          3,060,000          3,112,112
   Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
       Project, Series B, FSA Insured,
       ETM, 6.25%, 8/01/11 ..................................................................          5,000,000          5,520,800
       Pre-Refunded, 6.00%, 8/01/16 .........................................................          5,000,000          5,271,500
   Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
     5.25%, 11/01/19 ........................................................................         10,550,000         11,006,077
   Irvine 1915 Act GO,
       AD No. 00-18, Group Four, 5.375%, 9/02/26 ............................................          2,500,000          2,538,650
       AD No. 03-19, Group Two, 5.45%, 9/02/23 ..............................................          2,000,000          2,038,820
       AD No. 03-19, Group Two, 5.50%, 9/02/29 ..............................................          4,295,000          4,368,831


                                         Quarterly Statement of Investments | 11

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Irwindale CRDA, Tax Allocation,
       Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 .........................   $      1,630,000   $      1,661,052
       Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 ........................          9,100,000          9,364,355
       senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ..................................         10,220,000         10,786,597
   John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/23 ..............          1,760,000          1,804,827
   Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 .....         16,500,000         17,512,110
   Kern County Board of Education COP, Refunding, Series A, MBIA Insured, 5.20%,
     5/01/28 ................................................................................          8,685,000          9,276,449
   Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%,
     8/01/33 ................................................................................          5,275,000          5,706,653
   La Mirada RDA, Tax Allocation, Housing, Refunding, Series A, FSA Insured, 5.875%,
     8/15/25 ................................................................................          7,100,000          7,268,270
   La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ............................................            270,000            281,607
   La Palma Community Development Commission Tax Allocation, La Palma Community
     Development Project No. 1, 6.10%, 6/01/22 ..............................................          2,355,000          2,395,906
   La Quinta RDA Tax Allocation Revenue, Redevelopment Project Area No. 1, AMBAC Insured,
     5.125%, 9/01/32 ........................................................................         10,825,000         11,595,848
   Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ..............................          5,375,000          5,458,098
   Lake Elsinore PFA, Tax Allocation Revenue,
       Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ..........          6,750,000          6,784,965
       Series A, 5.50%, 9/01/30 .............................................................         15,550,000         16,177,287
   Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ..................              5,000              7,877
   Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ..........................          8,115,000          8,606,607
   Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
     California Mortgage Insured, 7.55%, 3/01/20 ............................................          3,835,000          3,861,998
   Local Medical Facilities Financing Authority II COP, Insured California Health Clinic
     Project, 7.55%, 11/01/20 ...............................................................          1,950,000          1,960,667
   Local Medical Facilities Financing Authority III COP, Insured California Health Clinic
     Project, 6.90%, 7/01/22 ................................................................          1,405,000          1,408,990
   Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding, Series A,
     AMBAC Insured, 6.55%, 12/01/18 .........................................................         10,640,000         10,796,834
   Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
     Refunding, AMBAC Insured, 5.00%, 11/01/26 ..............................................         20,000,000         21,231,000
   Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
     Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 .....................................         14,935,000         15,961,781
   Long Beach HMR, Series A, 9.60%, 11/01/14 ................................................            225,000            196,421
   Los Angeles Community College District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
     6/01/26 ................................................................................         69,275,000         76,464,360
   Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
       8/01/24 ..............................................................................          4,000,000          4,367,440
       8/01/31 ..............................................................................          5,000,000          5,459,300
   Los Angeles County COP,
       Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 .................          8,000,000          8,625,440
       Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured, 5.875%,
        1/01/21 .............................................................................          7,520,000          7,915,853
       Marina del Rey, Series A, 6.50%, 7/01/08 .............................................         17,820,000         17,820,000
       Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ............................          1,000,000          1,002,710


12 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Los Angeles County Infrastructure and Economic Development Bank Revenue, County
     Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 .......................   $      7,765,000   $      8,305,677
   Los Angeles County MTA, Sales Tax Revenue, Proposition A,
       First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 ................         13,000,000         13,624,780
       First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27 .................          7,840,000          8,161,910
       Refunding, Senior Series A, FSA Insured, 5.00%, 7/01/24 ..............................          5,000,000          5,286,500
       Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ..............................          9,200,000          9,603,328
   Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Facilities
     Project, Series B, AMBAC Insured, 5.125%, 12/01/29 .....................................         26,905,000         28,729,697
   Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
     Series A, MBIA Insured, 5.00%, 10/01/34 ................................................          7,110,000          7,621,707
   Los Angeles County Transportation Commission Lease Revenue, FSA Insured, 7.375%,
     12/15/06 ...............................................................................          3,891,000          3,976,291
   Los Angeles CRDA, Financing Authority Revenue, Pooled Financing, Beacon Normandie,
       MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 .....................          5,535,000          5,605,848
       Series B, 6.625%, 9/01/14 ............................................................            925,000            930,948
       Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ........................................          8,060,000          8,800,795
   Los Angeles Department of Airports Revenue, Ontario International Airport, Series A, FGIC
     Insured, 6.00%, 5/15/26 ................................................................         10,000,000         10,307,000
   Los Angeles Harbor Department Revenue,
       Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 ...................................         15,000,000         15,792,600
       Series B, 6.125%, 8/01/18 ............................................................         24,810,000         25,862,440
       Series B, 6.20%, 8/01/22 .............................................................         59,835,000         62,419,872
       Series B, 5.375%, 11/01/23 ...........................................................          7,460,000          7,681,338
       Series B, MBIA Insured, 6.20%, 8/01/25 ...............................................         35,690,000         37,231,808
   Los Angeles MFHR,
       Refunding, Senior Series G, FSA Insured, 5.75%, 1/04/24 ..............................            610,000            612,629
   Los Angeles USD,
       COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .......         28,210,000         29,561,259
       GO, Series A, MBIA Insured, 5.00%, 1/01/28 ...........................................        170,250,000        181,191,968
       Series B, FGIC Insured, 5.00%, 7/01/23 ...............................................          5,000,000          5,237,100
   Los Angeles Wastewater System Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ....................................          6,000,000          6,328,920
       Refunding, Series A, FSA Insured, 5.00%, 6/01/32 .....................................         17,500,000         18,577,650
       Series A, FGIC Insured, 5.00%, 6/01/28 ...............................................          8,245,000          8,532,833
       Series A, FSA Insured, 4.875%, 6/01/29 ...............................................         34,335,000         35,737,928
   Los Angeles Water and Power Revenue, Power System,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ....................................          2,000,000          2,113,760
       Series A, 5.25%, 7/01/24 .............................................................          5,000,000          5,110,950
   Los Angeles Water And Power Revenue, Power Systems, Series B, FSA Insured, 5.00%,
     7/01/28 ................................................................................         10,575,000         11,256,136
   Los Angeles Water and Power Revenue,
       Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ..................................          7,000,000          7,396,060
       Series A Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 ................................          6,550,000          7,003,195
   Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
     9/01/28 ................................................................................          6,470,000          7,176,653
   M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured, 6.00%,
     7/01/22 ................................................................................          6,330,000          6,345,319


                                         Quarterly Statement of Investments | 13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Madera County COP, Valley Children's Hospital, MBIA Insured,
       5.00%, 3/15/23 .......................................................................   $      8,500,000   $      8,815,095
       5.75%, 3/15/28 .......................................................................         27,500,000         28,199,050
   Madera USD, COP, 6.50%, 12/01/07 .........................................................            795,000            807,044
   Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 .......          1,975,000          1,976,580
   Manhattan Beach COP,
       Metlox Public Improvements, 5.00%, 1/01/33 ...........................................          5,575,000          5,869,918
       Police and Fire Facilities Project, AMBAC Insured, 5.00%, 1/01/36 ....................          7,125,000          7,564,898
   Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 .......          4,770,000          5,027,294
   Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured,
     5.00%, 1/01/22 .........................................................................          5,000,000          5,304,850
   Metropolitan Water District Southern California Waterworks Revenue,
       Series A, 5.00%, 7/01/26 .............................................................         10,720,000         11,419,909
       Series A, Pre-Refunded, 5.00%, 7/01/26 ...............................................         38,605,000         41,125,520
       Series B1, FGIC Insured, 5.00%, 10/01/33 .............................................          5,000,000          5,318,750
       Series C, 5.00%, 7/01/37 .............................................................         22,450,000         22,845,345
   Metropolitan Water District Waterworks Revenue, Series C, Pre-Refunded, 5.00%,
     7/01/37 ................................................................................          4,330,000          4,482,459
   Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
       5.40%, 1/15/17 .......................................................................         12,155,000         13,776,842
       5.50%, 1/15/24 .......................................................................         11,790,000         13,734,289
   Milpitas USD, FGIC Insured, 5.875%, 9/01/24 ..............................................         11,970,000         13,637,900
   Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%,
     7/01/22 ................................................................................          4,475,000          4,484,353
   Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured,
     5.125%, 9/01/33 ........................................................................          5,535,000          5,862,561
   Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured, 5.20%,
     9/01/37 ................................................................................          4,315,000          4,646,651
   Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, 5.55%,
     9/01/22 ................................................................................         10,005,000         10,808,001
   Monterey County COP, Natividad Medical Center Improvement Project, Series C, MBIA Insured,
       Pre-Refunded,
       6.50%, 8/01/15 .......................................................................          3,500,000          3,579,800
       6.60%, 8/01/23 .......................................................................         13,250,000         13,553,028
   Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A, FSA
     Insured, 5.875%, 12/01/15 ..............................................................          5,830,000          5,901,009
   Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ...................................          8,600,000          8,945,806
   Murrieta Valley USD, PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 ....          6,975,000          7,405,916
   Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%,
     6/20/35 ................................................................................          6,125,000          6,259,689
   Napa Mortgage Revenue, Creekside II Apartments Project, Refunding, Series A, MBIA Insured,
     6.625%, 7/01/25 ........................................................................          1,980,000          1,988,672
   Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ............          1,580,000          1,588,674
   Norco RDA, Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ..........          8,515,000          9,077,075
   North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
     AMBAC Insured, 5.30%,
       9/01/22 ..............................................................................         10,000,000         10,656,700
       9/01/27 ..............................................................................          9,900,000         10,539,342


14 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
     AMBAC Insured, 5.00%, 8/01/25 ..........................................................   $     19,250,000   $     20,393,835
   Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
       Series A, MBIA Insured,
       5.125%, 7/01/23 ......................................................................          7,420,000          7,862,826
       5.00%, 7/01/28 .......................................................................         15,975,000         16,848,673
       5.20%, 7/01/32 .......................................................................         43,675,000         46,309,913
   Oakland Joint Powers Financing Authority Lease Revenue,Oakland Administration Buildings,
     AMBAC Insured, Pre-Refunded, 5.75%, 8/01/26 ............................................         24,895,000         26,222,401
   Oakland Revenue, 1800 Harrison Foundation,
       Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ................................         13,825,000         15,578,425
       Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ................................         13,470,000         15,178,400
   Oceanside COP, Oceanside Civic Center Project, Refunding, MBIA Insured, Pre-Refunded,
     5.75%, 8/01/15 .........................................................................          5,000,000          5,111,400
   Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
       8/01/29 ..............................................................................          5,755,000          6,166,367
       8/01/33 ..............................................................................          5,590,000          5,976,437
   Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%,
     9/02/27 ................................................................................         10,870,000         11,246,428
   Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ..................          5,000,000          5,306,400
   Orange County CFD Special Tax,
       No. 03-1, Ladera Ranch, Series A, 5.50%, 8/15/24 .....................................          1,100,000          1,155,682
       No. 03-1, Ladera Ranch, Series A, 5.60%, 8/15/28 .....................................          3,250,000          3,411,623
       No. 03-1, Ladera Ranch, Series A, 5.625%, 8/15/34 ....................................          5,000,000          5,239,900
       No. 04-1, Ladera Ranch, Series A, 5.15%, 8/15/29 .....................................          6,405,000          6,489,354
       No. 04-1, Ladera Ranch, Series A, 5.20%, 8/15/34 .....................................         11,000,000         11,144,540
   Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 .......................         10,380,000         10,891,111
   Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 ................         79,010,000         81,512,247
   Orange County Water District COP, Series B, MBIA Insured, 5.00%, 8/15/28 .................         12,950,000         13,755,749
   Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%, 8/15/34 ........         23,575,000         24,891,900
   Oxnard Harbor District Revenue, 5.60%, 8/01/19 ...........................................         10,820,000         11,297,811
   Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
     6.625%, 8/01/26 ........................................................................          5,020,000          5,328,178
   Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, Refunding,
     MBIA Insured, 5.625%, 4/01/23 ..........................................................         13,000,000         13,835,380
   Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%,
     4/01/27 ................................................................................         11,570,000         12,347,967
   Palmdale CRDA, Tax Allocation,
       Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ............................          3,255,000          3,638,341
       Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ................          6,980,000          7,308,409
       Series A, MBIA Insured, 5.75%, 9/01/27 ...............................................         10,435,000         11,285,974
   Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
     8/01/34 ................................................................................          6,920,000          7,398,380
   Peralta Community College GO, Election of 2000, SeriesC, MBIA Insured, 5.00%,
     8/01/31 ................................................................................          4,105,000          4,391,981
   Perris PFAR,
       Special Tax, Series A, ETM, 7.60%, 9/01/05 ...........................................             80,000             80,570
       Tax Allocation, Series A, 5.75%, 10/01/31 ............................................          5,000,000          5,434,750


                                         Quarterly Statement of Investments | 15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 .........................................   $      5,395,000   $      5,419,439
   Petaluma Community Development Commission MFR, Park Lane Apartments, Series A,
     6.875%, 11/20/34 .......................................................................          4,775,000          4,827,907
   Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ...............................          2,980,000          3,179,898
   Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 ........................................          6,490,000          6,670,682
   Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%,
     1/01/07 ................................................................................          3,915,000          4,221,310
   Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ................          2,650,000          2,684,291
   Port of Oakland Revenue,
       Series J, MBIA Insured, 5.50%, 11/01/26 ..............................................          7,000,000          7,508,130
       Series L, FGIC Insured, 5.375%, 11/01/27 .............................................          5,000,000          5,343,850
   Porterville COP, Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 .........         10,430,000         11,110,140
   Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
       5.875%, 8/01/15 ......................................................................          6,250,000          6,388,438
       6.00%, 8/01/20 .......................................................................          5,400,000          5,520,096
       6.00%, 8/01/28 .......................................................................         15,000,000         15,333,600
   Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ..............................................          5,020,000          5,334,704
   Rancho Cordova COP, City Hall Facility Acquistion Project, XLCA Insured, 5.00%,
       2/01/30 ..............................................................................          5,085,000          5,398,592
       2/01/35 ..............................................................................          5,525,000          5,856,776
   Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside Housing,
     MBIA Insured, 5.25%, 9/01/21 ...........................................................          8,330,000          8,709,265
   Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
     5.625%, 7/01/34 ........................................................................         10,000,000         10,649,000
   Redlands USD,
       COP, Series A, FSA Insured, 6.15%, 9/01/11 ...........................................            420,000            422,398
       COP, Series A, FSA Insured, 6.25%, 9/01/27 ...........................................          4,160,000          4,184,378
       GO, Election of 2002, FSA Insured, 5.00%, 7/01/28 ....................................          9,060,000          9,720,202
   Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured, 5.00%,
     5/01/34 ................................................................................          5,060,000          5,382,373
   Rialto COP, FSA Insured, 5.75%, 2/01/22 ..................................................          2,715,000          2,885,583
   Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
       2/01/26 ..............................................................................          6,500,000          6,845,215
       2/01/31 ..............................................................................          7,000,000          7,310,240
   Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
     Series A, 6.50%, 6/01/12 ...............................................................         20,125,000         23,221,433
   Riverside County COP,
       Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%,
        11/01/30 ............................................................................          9,905,000         10,511,285
       Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%,
        11/01/36 ............................................................................          6,345,000          6,722,528
       Family Law Court Project, MBIA Insured, Pre-Refunded, 5.75%, 11/01/27 ................          5,295,000          5,767,579
       Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 ....................          6,000,000          6,533,760
   Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone
     3, 7.875%,
       9/01/05 ..............................................................................            190,000            191,511
       9/01/06 ..............................................................................            205,000            216,902
       9/01/07 ..............................................................................            225,000            247,145
       9/01/08 ..............................................................................            240,000            273,922


16 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Riverside County Flood Control and Water Conservation District Elsinore Valley
     AD, Zone 3, 7.875%, (cont.)
       9/01/09 ..............................................................................   $        260,000   $        305,240
       9/01/10 ..............................................................................            280,000            336,988
       9/01/11 ..............................................................................            305,000            377,316
       9/01/12 ..............................................................................            325,000            408,636
       9/01/13 ..............................................................................            350,000            450,583
       9/01/14 ..............................................................................            380,000            499,084
       9/01/15 ..............................................................................            410,000            544,308
       9/01/16 ..............................................................................            440,000            594,062
       9/01/17 ..............................................................................            475,000            639,782
   Riverside County PFA,
       COP, 5.75%, 5/15/19 ..................................................................          3,500,000          3,708,285
       COP, 5.80%, 5/15/29 ..................................................................         14,230,000         14,889,418
       Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%, 10/01/33 ...........         11,225,000         11,680,171
   Riverside County RDA, Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
       5.00%, 10/01/28 ......................................................................         14,035,000         14,869,240
       5.125%, 10/01/35 .....................................................................         17,035,000         18,194,913
   Riverside County SFMR,
       Series A, GNMA Secured, 7.20%, 10/01/24 ..............................................             30,000             31,207
       Series B, GNMA Secured, 7.60%, 11/01/19 ..............................................             10,000             10,407
   Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, Pre-Refunded, 5.375%,
     12/01/26 ...............................................................................          8,380,000          8,643,300
   Roseville 1915 Act,
       North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 .................            150,000            150,491
       North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 .................            160,000            165,445
       North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 .................            180,000            185,969
       North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 .................            190,000            196,312
       North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 .................            160,000            165,282
       Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 .....................            320,000            321,046
   Roseville Electric System Revenue COP, FSA Insured, 5.00%,
       2/01/29 ..............................................................................         10,000,000         10,644,500
       2/01/34 ..............................................................................         17,000,000         18,057,740
   Sacramento 1915 Act, Special Assessment, North Natomas AD No. 88-3,
       8.20%, 9/02/10 .......................................................................            760,000            784,495
       8.20%, 9/02/11 .......................................................................          1,685,000          1,739,206
       8.25%, 9/02/12 .......................................................................          2,180,000          2,250,152
       8.25%, 9/02/13 .......................................................................          2,360,000          2,436,134
       8.25%, 9/02/14 .......................................................................          2,545,000          2,626,465
   Sacramento City Financing Authority Revenue,
       Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 ..................................          7,520,000          7,980,224
       Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ........................         26,250,000         27,504,488
       Capital Improvements, 5.625%, 6/01/30 ................................................          6,000,000          6,791,220
    (b)FGIC Insured, 5.00%, 12/01/29 ........................................................         10,290,000         11,049,505
       Series 1991, 6.60%, 11/01/05 .........................................................          1,300,000          1,306,448
       Series 1991, 6.70%, 11/01/11 .........................................................            920,000            924,646
   Sacramento City USD, GO,
       Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 .............................          5,250,000          5,563,950
       Election of 2002, MBIA Insured, 5.00%, 7/01/27 .......................................         11,810,000         12,700,946


                                         Quarterly Statement of Investments | 17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 .........   $      6,875,000   $      7,190,425
   Sacramento County Sanitation District Financing Authority Revenue,
       AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ........................................          5,000,000          5,703,300
       Sacramento Regional County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ......         40,000,000         42,880,800
       Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 ..................................          8,000,000          8,616,240
       Sanitation District 1, MBIA Insured, 5.00%, 8/01/35 ..................................         10,000,000         10,761,700
   Sacramento MUD, Electric Revenue,
       Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ....................................          9,095,000          9,725,374
       Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 ...............................          4,500,000          4,783,185
       Series J, AMBAC Insured, 5.60%, 8/15/24 ..............................................         10,215,000         10,755,169
       Series N, MBIA Insured, 5.00%, 8/15/28 ...............................................         63,500,000         66,768,345
       sub. lien, Refunding, 8.00%, 11/15/10 ................................................         16,110,000         16,193,611
   Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 .............................          6,000,000          6,294,360
   Saddleback Valley USD, GO, FSA Insured, 5.00%,
       8/01/27 ..............................................................................          4,680,000          5,021,874
       8/01/29 ..............................................................................          4,335,000          4,644,866
   Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
     FSA Insured, 5.25%, 9/01/28 ............................................................          6,800,000          7,232,140
   San Bernardino 1915 Act, Special Assessment, AD No. 961, Refunding, 7.75%, 9/02/05 .......            915,000            915,824
   San Bernardino County COP, Medical Center Financing Project,
       Refunding, 5.00%, 8/01/26 ............................................................         13,045,000         13,121,444
       Series A, MBIA Insured, 5.50%, 8/01/22 ...............................................         40,830,000         41,718,053
   San Bernardino County Housing Authority MFMR,
       Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 ...............................          6,920,000          7,767,354
       Series A,GNMA Secured, 6.70%, 3/20/43 ................................................          3,345,000          3,809,587
   San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
     Refunding, MBIA Insured, 5.70%, 1/01/23 ................................................          6,315,000          6,693,269
   San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation, Refunding,
     Series A, FSA Insured, 5.75%, 10/01/25 .................................................         19,915,000         20,448,921
   San Diego County COP, MBIA Insured, 5.00%, 8/15/28 .......................................         24,000,000         25,569,840
   San Diego County Water Authority Revenue COP, Series A, MBIA Insured, 5.00%,
     5/01/25 ................................................................................         12,440,000         13,173,338
   San Diego County Water Authority Water Revenue COP, Series A, FSA Insured, 5.00%,
     5/01/34 ................................................................................        106,705,000        114,130,601
   San Diego Public Facilities Financing Authority Sewer Revenue,
       Series A, FGIC Insured, 5.25%, 5/15/27 ...............................................         21,750,000         22,820,970
       Series B, FGIC Insured, 5.25%, 5/15/22 ...............................................          5,200,000          5,460,884
   San Diego Public Facilities Financing Authority Water Revenue,
       MBIA Insured, 5.00%, 8/01/26 .........................................................         12,210,000         12,901,208
       Subordinated, MBIA Insured, 5.00%, 8/01/32 ...........................................         20,000,000         21,056,800
   San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
     11/01/15 ...............................................................................          5,000,000          5,304,050
   San Diego USD, GO,
       Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 .............................          6,975,000          7,586,219
       Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 .............................         16,000,000         17,621,760
       Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ..............................         10,000,000         11,110,700
       Series C, FSA Insured, 5.00%, 7/01/26 ................................................          6,490,000          7,202,797
   San Francisco BART District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/34 ..............         11,790,000         12,924,316


18 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Francisco City and County Airport Commission International Airport Revenue,
       Issue 12A, Second Series, 5.90%, 5/01/26 .............................................   $     45,000,000   $     46,383,750
       Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ...............................         24,635,000         25,492,544
       Issue 23B, FGIC Insured, 5.125%, 5/01/30 .............................................         10,000,000         10,549,400
       Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ..........................         26,290,000         27,511,171
       Refunding, Series 28B, MBIA Insured, 5.00%, 5/01/27 ..................................          5,050,000          5,323,862
   San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, MBIA Insured,
     5.00%, 9/01/31 .........................................................................          5,805,000          6,092,231
   San Francisco City and County RDA, Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ........            315,000            319,019
   San Gabriel Valley Schools Financing Authority Revenue, Pomona USD Financing, 5.80%,
     2/01/26 ................................................................................          5,150,000          5,213,345
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Refunding, Series A, 5.50%, 1/15/28 ..................................................        247,300,000        245,183,112
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ...................................         85,500,000         89,546,715
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ....................................         21,200,000         22,301,128
       senior lien, 5.00%, 1/01/33 ..........................................................         82,040,000         75,855,825
       senior lien, Pre-Refunded, 7.50%, 1/01/09 ............................................         21,585,000         24,486,240
       senior lien, Pre-Refunded, 7.55%, 1/01/10 ............................................         10,745,000         12,202,129
       senior lien, Pre-Refunded, 7.60%, 1/01/11 ............................................         20,935,000         23,798,908
       senior lien, Pre-Refunded, 7.65%, 1/01/12 ............................................         25,215,000         28,694,670
       senior lien, Pre-Refunded, 7.65%, 1/01/13 ............................................         27,350,000         31,124,300
       senior lien, Pre-Refunded, 7.70%, 1/01/14 ............................................          7,470,000          8,509,749
       senior lien, Pre-Refunded, 7.70%, 1/01/15 ............................................         60,155,000         68,527,974
   San Jose Airport Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ....................................         11,000,000         11,454,960
       Series D, MBIA Insured, 5.00%, 3/01/28 ...............................................         10,000,000         10,657,000
   San Jose Financing Authority Lease Revenue,
       Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ........................         46,400,000         48,801,200
       MBIA Insured, 5.00%, 9/01/21 .........................................................         14,045,000         14,819,301
       MBIA Insured, 5.00%, 9/01/22 .........................................................         14,730,000         15,500,968
   San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
     AMBAC Insured, 5.00%, 9/01/24 ..........................................................          5,000,000          5,256,150
   San Jose GO, Library Parks and Public Safety Projects,
       5.00%, 9/01/28 .......................................................................         11,600,000         12,285,212
       MBIA Insured, 5.00%, 9/01/34 .........................................................         15,820,000         16,819,982
   San Jose RDA,
       MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ........................          7,110,000          7,326,215
       Tax Allocation, Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%,
        8/01/27 .............................................................................          7,325,000          7,843,097
       Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 ....................          9,860,000         10,282,304
       Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 .....          2,000,000          2,072,840
       Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ......         35,235,000         35,635,270
       Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28 .....         24,135,000         25,845,206
       Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.00%,
        8/01/20 .............................................................................         12,245,000         12,386,797
   San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
       8/01/24 ..............................................................................          9,200,000          9,789,076
       8/01/27 ..............................................................................          9,150,000          9,719,954


                                         Quarterly Statement of Investments | 19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ...................   $      4,000,000   $      4,206,840
   San Marcos PFA Tax Allocation Revenue, Project Areas No. 2 and 3 Financing Project,
       Series C, AMBAC Insured, 5.00%,
       8/01/35 ..............................................................................          7,000,000          7,497,350
       8/01/38 ..............................................................................          6,110,000          6,580,898
   San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ...........................................         15,000,000         18,245,250
   San Marcos Public Facilities Authority Revenue,
       Refunding, 5.80%, 9/01/18 ............................................................          4,745,000          5,069,273
       Senior Tax Increment Project Area 3, Series A, MBIA Insured, 5.75%, 10/01/29 .........          5,340,000          6,054,065
       Senior Tax Increment Project Area 3, Series A, MBIA Insured, 5.80%, 10/01/30 .........          8,035,000          9,037,447
   San Marcos Public Facilities Authority Tax Allocation Revenue, Project Areas No. 1 and 3,
     Refunding, Series A, AMBAC Insured, 5.00%, 8/01/34 .....................................          8,000,000          8,616,560
   San Marcos USD, School Facilities ID No. 1, AMBAC Insured, Pre-Refunded, 5.80%,
     11/01/14 ...............................................................................          5,000,000          5,308,050
   San Mateo County Joint Powers Authority Lease Revenue,Capital Projects, Refunding,
     Series A, FSA Insured, 5.00%, 7/15/29 ..................................................         13,000,000         13,540,280
   San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
     5.00%, 8/01/39 .........................................................................          6,555,000          6,957,084
   San Mateo RDA, Tax Allocation,
       5.60%, 8/01/25 .......................................................................         10,185,000         10,879,821
       Merged Area, Series A, 5.70%, 8/01/27 ................................................          6,330,000          6,836,020
   San Mateo UHSD, GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%,
     9/01/25 ................................................................................         13,865,000         15,362,559
   San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 ........          1,655,000          1,694,836
   San Ramon PFA, Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ......................         18,360,000         19,604,074
   San Ramon Valley USD, GO, Election of 2002, FSA Insured,
       5.00%, 8/01/26 .......................................................................         12,800,000         13,745,152
       5.40%, 3/01/28 .......................................................................         27,410,000         30,452,510
       5.00%, 8/01/29 .......................................................................         16,505,000         17,684,777
   Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ......          5,160,000          5,109,329
   Santa Clara Housing Authority MFHR,
       Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ..........          6,465,000          6,612,984
       Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 .............          5,625,000          5,723,325
       Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ............          3,860,000          3,944,843
   Santa Clara USD, COP, 5.375%, 7/01/31 ....................................................          7,575,000          8,154,942
   Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 ..............................          5,105,000          5,227,010
   Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 ..............          5,625,000          6,039,056
   Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 ....................         11,535,000         12,433,461
   Santa Margarita Water District Special Tax, Community Facilities District No. 99-1, 6.00%,
     9/01/30 ................................................................................          9,000,000          9,677,520
   Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 .....................            480,000            483,226
   Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%,
     8/01/27 ................................................................................         21,000,000         23,309,580
   Santa Monica RDA, Tax Allocation, Earthquake Recovery Redevelopment Project, AMBAC
     Insured, 6.00%, 7/01/29 ................................................................         13,110,000         14,516,179
   Saugus USD, GO, Series B, FSA Insured, 5.00%, 8/01/29 ....................................          5,000,000          5,389,450


20 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Shafter Joint Powers Financing Authority Lease Revenue,Community Correctional Facility
     Project, Series A,
       5.95%, 1/01/11 .......................................................................   $      1,880,000   $      1,983,644
       6.05%, 1/01/17 .......................................................................          5,135,000          5,446,438
   Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, 5.00%, 8/01/26 ...............          6,000,000          6,443,040
   Snowline Joint USD, CFD Special Tax, NO 2002-1, Series A,
       5.30%, 9/01/29 .......................................................................          1,615,000          1,658,847
       5.40%, 9/01/34 .......................................................................          2,000,000          2,055,080
   Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 .....................................         24,665,000         25,927,601
   South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
     5.00%, 10/01/32 ........................................................................          6,475,000          6,864,536
   Southern California HFA, SFMR, Series A, GNMA Secured, 6.75%, 9/01/22 ....................             30,000             30,015
   Southern California Public Power Authority Power Project Revenue,
       6.75%, 7/01/13 .......................................................................         10,000,000         12,169,400
       Multi-Purpose Projects, 6.00%, 7/01/18 ...............................................         29,645,000         29,645,000
   Southern California Public Power Authority Project Revenue, Magnolia Power Project,
     Series A, AMBAC Insured, 5.00%, 7/01/36 ................................................         15,800,000         16,782,128
   Southern California Public Power Authority Transmission Project Revenue, Southern
     Transmission Project, 6.125%, 7/01/18 ..................................................          1,135,000          1,137,803
   Stockton COP, Essential Services Building Parking Facility,
       5.875%, 8/01/23 ......................................................................          2,295,000          2,479,977
       6.00%, 8/01/31 .......................................................................          6,585,000          7,151,573
   Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
     Insured, 5.95%, 7/01/17 ................................................................          5,095,000          5,506,625
   Stockton Revenue COP, Wastewater System Project, SeriesA, MBIA Insured, 5.20%,
     9/01/29 ................................................................................         19,160,000         20,568,452
   Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 ................          9,110,000          9,708,163
   Stockton USD, GO,
       Election 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 .............................          5,030,000          5,342,564
       MBIA Insured, 5.00%, 1/01/28 .........................................................          5,335,000          5,662,996
   Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 ........................................          7,840,000          8,324,355
   Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 .........................          7,990,000          8,379,033
   Temecula Valley USD, GO, Series E, FSA Insured, Pre-Refunded, 6.35%, 9/01/19 .............          5,460,000          5,601,632
   Thousand Oaks RDA,
       MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%,
        11/01/27 ............................................................................          7,315,000          7,617,695
       Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured,
         5.375%, 12/01/25 ...................................................................         24,485,000         25,213,918
   Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset
     Backed Bonds, Series B, 5.00%, 6/01/28 .................................................         17,390,000         17,651,893
   Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Asset
       Backed Bonds,
       Senior, Series A, 5.50%, 6/01/36 .....................................................         80,500,000         82,584,950
       Senior, Series A, 5.625%, 6/01/43 ....................................................        123,165,000        126,665,349
       Subordinate, Series B, 6.00%, 6/01/43 ................................................         48,435,000         50,370,947
   Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
       5.25%, 6/01/31 .......................................................................          6,800,000          6,885,612
       5.375%, 6/01/41 ......................................................................         30,250,000         30,667,753


                                         Quarterly Statement of Investments | 21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 ....   $      4,385,000   $      4,626,570
   Trabuco Canyon PFA, Special Tax Revenue, Refunding,
       Series A, FSA Insured, 6.00%, 10/01/10 ...............................................         13,775,000         15,204,432
       Series A, FSA Insured, 6.10%, 10/01/15 ...............................................         13,220,000         15,560,337
       Series C, FSA Insured, 6.00%, 7/01/12 ................................................          3,040,000          3,391,181
       Series C, FSA Insured, 6.10%, 7/01/19 ................................................          5,215,000          6,372,000
   Tracy CFD Special Tax, No. 98-1 Plan C Properties,
       5.875%, 8/01/23 ......................................................................          6,355,000          6,547,684
       6.00%, 8/01/26 .......................................................................          8,235,000          8,484,932
   Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%,
     10/01/27 ...............................................................................          5,000,000          5,362,800
   Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ...          5,000,000          5,182,150
   Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding, 7.50%,
     1/01/17 ................................................................................         35,585,000         35,940,850
   Tulare Local Health Care District Health Facilities Revenue, 5.20%, 12/01/21 .............          4,455,000          4,654,005
   Tustin CFD Special Tax, No. 04-01, John Lang Homes,
       5.375%, 9/01/29 ......................................................................          1,000,000          1,018,380
       5.50%, 9/01/34 .......................................................................          1,500,000          1,530,270
   Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 ...................................          8,645,000          9,754,759
   Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC
     Insured, 5.75%, 10/01/33 ...............................................................          5,055,000          5,674,187
   Univeristy of California Revenues, Multiple Purpose Projects, Series O, FGIC Insured,
     5.00%, 9/01/23 .........................................................................          9,200,000          9,884,664
   University of California Hospital Revenue, UCLA Medical Center, Series A, AMBAC Insured,
     5.00%, 5/15/34 .........................................................................         10,000,000         10,543,900
   University of California Revenues,
       Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 .......................         20,575,000         21,228,668
       Multi-Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/26 .......................         13,430,000         14,177,917
       Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 .........................          5,000,000          5,227,800
       Series O, FGIC Insured, 5.25%, 9/01/34 ...............................................         61,235,000         66,244,635
   Upland COP,
       Refunding, Mortgage Insured, 5.50%, 1/01/07 ..........................................          2,745,000          2,755,102
       San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ............................         11,210,000         12,147,941
   Vacaville PFAR, Local Agency, 8.65%, 9/02/18 .............................................          5,035,000          4,854,747
   Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A, 5.80%,
     9/01/31 ................................................................................          4,915,000          5,023,867
   Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ............          2,255,000          2,267,718
   Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment
       Project Area,
       5.875%, 9/01/37 ......................................................................          5,000,000          5,381,650
       MBIA Insured, 5.50%, 9/01/23 .........................................................         11,810,000         12,101,235
   Vista USD, GO, Series B, FGIC Insured, 5.00%, 8/01/28 ....................................          6,000,000          6,393,120
   Washington Township Hospital District Revenue,
       AMBAC Insured, 5.25%, 7/01/23 ........................................................          5,000,000          5,010,350
       Health Care District Revenue, 5.25%, 7/01/29 .........................................          6,500,000          6,708,845
   Watsonville Insured Hospital Revenue, Watsonville Community Hospital, Series A,
     Pre-Refunded,
       6.30%, 7/01/15 .......................................................................          3,990,000          4,069,800
       6.35%, 7/01/24 .......................................................................          5,435,000          5,543,700


22 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A,
     AMBAC Insured, 5.50%, 8/01/22 ..........................................................   $      4,000,000   $      4,250,840
   West Contra Costa USD, GO, Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 ......         11,605,000         12,407,254
   West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ..............................          6,250,000          6,551,563
   Westlands Water District Revenue COP,
       5.00%, 9/01/26 .......................................................................         13,150,000         13,897,052
       MBIA Insured, 5.00%, 9/01/34 .........................................................         13,500,000         14,257,485
   Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
       5.60%, 6/01/22 .......................................................................         14,285,000         15,121,101
       5.75%, 6/01/31 .......................................................................         28,000,000         29,747,760
   William S. Hart Joint School Financing Authority Special Tax Revenue, Community
     Facilities, FSA Insured, Pre-Refunded, 6.50%, 9/01/14 ..................................          4,000,000          4,104,680
   William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 .........................          8,685,000          9,264,984
   Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
       9/01/29 ..............................................................................         10,100,000         10,787,406
       9/01/34 ..............................................................................         12,765,000         13,653,827
                                                                                                                   -----------------
   TOTAL CALIFORNIA (COST $9,654,738,145)....................................................                        10,322,711,184
                                                                                                                   -----------------
   U. S. TERRITORIES 6.9%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
     Refunding,
       5.50%, 5/15/39 .......................................................................          7,210,000          7,437,764
       5.625%, 5/15/43 ......................................................................         25,500,000         26,264,745
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.125%, 7/01/31 ......................................................................         95,185,000         99,751,024
       Pre-Refunded, 5.00%, 7/01/27 .........................................................         26,750,000         29,796,022
       Pre-Refunded, 5.125%, 7/01/31 ........................................................         47,740,000         53,039,617
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series A, MBIA Insured, 5.00%, 7/01/38 ...............................................        116,975,000        121,342,847
       Series B, MBIA Insured, 6.00%, 7/01/31 ...............................................         13,000,000         14,899,170
       Series B, Pre-Refunded, 6.00%, 7/01/39 ...............................................         13,200,000         15,161,520
       Series D, 5.375%, 7/01/36 ............................................................         45,000,000         48,539,700
       Series D, 5.75%, 7/01/41 .............................................................         20,000,000         22,622,000
       Series Y, 5.00%, 7/01/36 .............................................................         63,000,000         66,885,210
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/28 ..........................................................         10,000,000         10,640,500
   Puerto Rico Electric Power Authority Revenue,
       Series DD, MBIA Insured, 5.00%, 7/01/28 ..............................................         23,250,000         24,248,123
       Series II, 5.25%, 7/01/31 ............................................................         48,000,000         51,533,760
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ...............          6,800,000          7,414,788
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
       5.375%, 7/01/33 ......................................................................         26,510,000         28,611,978
       Pre-Refunded, 5.375%, 7/01/33 ........................................................         73,490,000         82,837,193
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       5.50%, 8/01/29 .......................................................................         35,760,000         39,176,868
       Pre-Refunded, 5.50%, 8/01/29 .........................................................        104,235,000        117,545,810
       Pre-Refunded, 5.75%, 8/01/30 .........................................................         50,000,000         52,272,000


                                         Quarterly Statement of Investments | 23

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U. S. TERRITORIES (CONT.)
   Virgin Islands PFAR, senior lien,
       Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ................................   $      7,000,000   $      7,425,110
       Refunding, Series A, 5.50%, 10/01/14 .................................................          3,865,000          4,144,942
                                                                                                                   -----------------
   TOTAL U.S. TERRITORIES (COST $829,115,331)................................................                           931,590,691
                                                                                                                   -----------------
   TOTAL BONDS (COST $10,483,853,476)........................................................                        11,254,301,875
                                                                                                                   -----------------
   ZERO COUPON BONDS 14.1%
   CALIFORNIA 14.1%
   Alameda Corridor Transportation Authority Revenue, AMBAC Insured,
       10/01/29 .............................................................................         20,000,000          6,320,400
       10/01/30 .............................................................................         22,000,000          6,597,140
       zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 ....................................         81,685,000         60,806,314
       zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 ....................................         70,015,000         51,467,326
       zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 ....................................         43,770,000         32,165,698
       zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 ....................................         32,960,000         24,162,976
   Anaheim PFA, Lease Revenue, Capital Appreciation, Public Improvements Project, Series C,
       FSA Insured,
       9/01/24 ..............................................................................         26,855,000         11,197,192
       9/01/26 ..............................................................................         29,430,000         11,015,943
       9/01/27 ..............................................................................         22,860,000          8,097,926
       9/01/28 ..............................................................................          8,425,000          2,822,207
       9/01/29 ..............................................................................          4,320,000          1,370,606
       9/01/32 ..............................................................................         13,665,000          3,719,750
       9/01/33 ..............................................................................         37,070,000          9,592,233
       9/01/34 ..............................................................................         24,970,000          6,158,351
       3/01/37 ..............................................................................         16,080,000          3,517,178
   Anaheim UHSD, GO, Capital Appreciation, Series A, FSA Insured, 8/01/26 ...................          8,570,000          3,220,263
   California Educational Facilities Authority Revenue,
       Loyola Marymount University, MBIA Insured, 10/01/32 ..................................          8,435,000          1,712,980
       Loyola Marymount University, MBIA Insured, 10/01/33 ..................................          8,435,000          1,606,193
       Loyola Marymount University, MBIA Insured, 10/01/34 ..................................          8,435,000          1,505,901
       Loyola Marymount University, MBIA Insured, 10/01/35 ..................................          8,435,000          1,411,850
       Loyola Marymount University, MBIA Insured, 10/01/36 ..................................          8,435,000          1,323,705
       Loyola Marymount University, MBIA Insured, 10/01/37 ..................................          8,435,000          1,241,126
       Loyola Marymount University, MBIA Insured, 10/01/38 ..................................          8,435,000          1,163,608
       Loyola Marymount University, MBIA Insured, 10/01/39 ..................................          8,435,000          1,090,983
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/26 .......................          7,620,000          2,841,193
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/27 .......................          7,365,000          2,598,814
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/28 .......................          4,120,000          1,374,679
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/30 .......................          5,685,000          1,704,761
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/31 .......................          7,615,000          2,171,493
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/32 .......................          7,615,000          2,064,579
       Santa Clara University, AMBAC Insured, 9/01/26 .......................................          5,800,000          2,170,998
   California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A, ETM,
     10/01/11 ...............................................................................         13,970,000         11,026,800
   California HFAR, Home Mortgage,
       Capital Appreciation, Series A, 8/01/16 ..............................................            575,000            195,443
       Series N, AMBAC Insured, 8/01/31 .....................................................         12,640,000          9,670,864


24 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS (CONT.)
   CALIFORNIA (CONT.)
   California State GO,
       Principal Eagles II, Series 3, 3/01/09 ...............................................   $      7,500,000   $      6,621,450
       Principal Eagles II, Series 4, 6/01/06 ...............................................         10,000,000          9,716,600
       Principal Eagles II, Series 6, 3/01/09 ...............................................          5,000,000          4,414,300
       Principal M-Raes, Series 8, 4/01/09 ..................................................          9,000,000          7,923,240
   California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care, Refunding, ETM,
       8/01/09 ..............................................................................          6,450,000          5,672,840
       8/01/10 ..............................................................................          6,745,000          5,705,191
       8/01/11 ..............................................................................          3,115,000          2,520,471
   Campbell USD, Series B, FGIC Insured,
       8/01/20 ..............................................................................          5,000,000          2,594,950
       8/01/21 ..............................................................................          6,280,000          3,091,142
   Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, 11/01/15 ..............          6,810,000          4,585,241
   Contra Costa Home Mortgage Finance Authority HMR,
       Mandatory Sinking Fund 3/01/08, MBIA Insured, Pre-Refunded, 9/01/17 ..................          9,635,000          3,080,888
       Mandatory Sinking Fund 3/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ..................          8,615,000          2,970,969
       Mandatory Sinking Fund 3/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ..................          7,700,000          2,857,239
       Mandatory Sinking Fund 9/01/08, MBIA Insured, Pre-Refunded, 9/01/17 ..................          8,095,000          2,693,207
       Mandatory Sinking Fund 9/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ..................          7,135,000          2,558,611
       Mandatory Sinking Fund 9/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ..................          6,275,000          2,418,636
       MBIA Insured, Pre-Refunded, 9/01/17 ..................................................         10,770,000          3,175,965
   Contra Costa School Financing Authority Revenue, Capital Appreciation, Antioch USD
     Community, Series B, 9/01/07 ...........................................................            455,000            408,167
   El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
       8/01/16 ..............................................................................          2,050,000          1,201,239
       8/01/22 ..............................................................................         11,485,000          4,693,345
       8/01/27 ..............................................................................         11,495,000          3,495,400
   Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
       12/01/19 .............................................................................          2,775,000          1,376,178
       12/01/20 .............................................................................          2,765,000          1,299,384
       12/01/21 .............................................................................          4,195,000          1,853,183
       12/01/22 .............................................................................          4,195,000          1,755,272
       12/01/23 .............................................................................          4,195,000          1,647,628
       12/01/24 .............................................................................          4,200,000          1,565,298
   Foothill De Anza Community College District GO,
       Capital Appreciation, MBIA Insured, 8/01/27 ..........................................          5,205,000          1,859,018
       MBIA Insured, 8/01/26 ................................................................          5,290,000          1,995,970
   Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, 1/15/25 .............................................         57,000,000         18,421,830
       Capital Appreciation, Refunding, 1/15/30 .............................................         98,460,000         23,426,588
       Capital Appreciation, Refunding, 1/15/31 .............................................         14,635,000          3,270,483
       Capital Appreciation, Refunding, 1/15/34 .............................................        100,000,000         18,603,000
       Capital Appreciation, Refunding, 1/15/36 .............................................        182,160,000         29,972,606
       Capital Appreciation, Refunding, 1/15/38 .............................................        160,560,000         23,385,564
       Capital Appreciation, Refunding, MBIA Insured, 1/15/21 ...............................         51,180,000         21,123,010
       Capital Appreciation, Refunding, MBIA Insured, 1/15/37 ...............................        170,615,000         26,438,500
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 .....         49,500,000         42,932,340
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ....         80,835,000         68,295,066


                                         Quarterly Statement of Investments | 25

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS (CONT.)
   CALIFORNIA (CONT.)
   Foothill/Eastern Corridor Agency Toll Road Revenue, (cont.)
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ....   $     80,500,000   $     67,995,935
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ....        112,230,000         94,819,760
       Capital Appreciation, senior lien, Series A, ETM, 1/01/22 ............................         30,835,000         15,315,745
       Capital Appreciation, senior lien, Series A, ETM, 1/01/23 ............................          5,765,000          2,716,410
       Capital Appreciation, senior lien, Series A, ETM, 1/01/24 ............................         72,045,000         32,224,288
       Capital Appreciation, senior lien, Series A, ETM, 1/01/28 ............................          2,000,000            732,040
       Convertible Capital Appreciation, Refunding, 1/15/23 .................................         10,000,000          8,581,100
       Convertible Capital Appreciation, Refunding, 1/15/26 .................................         30,000,000         25,346,100
       Convertible Capital Appreciation, Refunding, 1/15/32 .................................        100,000,000         21,011,000
       Convertible Capital Appreciation, Refunding, 1/15/33 .................................        132,460,000         26,216,483
       Convertible Capital Appreciation, Refunding, 1/15/35 .................................         20,000,000          3,502,000
       Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05,
        7.05% thereafter, 1/01/09 ...........................................................         10,000,000         11,402,200
       Convertible Capital Appreciation, senior lien, Series A, Pre-Refunded, zero cpn. to
        1/01/05, 7.15% thereafter, 1/01/14 ..................................................          5,500,000          6,570,740
       senior lien, Series A, ETM, 1/01/25 ..................................................         20,660,000          8,813,556
       senior lien, Series A, ETM, 1/01/26 ..................................................         23,475,000          9,528,503
       senior lien, Series A, ETM, 1/01/27 ..................................................         15,000,000          5,789,850
       senior lien, Series A, ETM, 1/01/29 ..................................................         35,310,000         12,162,176
   Glendale Community College District GO, FGIC Insured, 8/01/28 ............................         15,000,000          5,044,500
   Huntington Beach City and School District, Capital Appreciation, Election 2002, Series A,
     FGIC Insured, 8/01/28 ..................................................................         10,005,000          3,364,682
   Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
     1/15/19 ................................................................................          6,360,000          3,134,462
   Los Angeles Convention and Exhibition Center Authority COP, Series 1985, ETM,
     12/01/05 ...............................................................................         26,750,000         26,462,170
   Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, FGIC
       Insured,
       8/01/21 ..............................................................................          9,660,000          4,754,845
       8/01/23 ..............................................................................         10,815,000          4,771,578
       5/01/27 ..............................................................................         12,770,000          4,594,774
   Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured,
       8/01/27 ..............................................................................          6,315,000          2,221,680
       8/01/28 ..............................................................................          6,625,000          2,203,011
   New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 .................         14,700,000          5,836,341
   Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 ................          4,090,000          1,828,721
   Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 ........................................         19,095,000          8,414,594
   Rancho Water District Financing Authority Revenue, AMBAC Insured,
       8/15/16 ..............................................................................          8,605,000          5,464,347
       8/15/17 ..............................................................................         13,605,000          8,215,107
       8/15/18 ..............................................................................         13,605,000          7,809,270
   Rialto USD, GO, Series A, FGIC Insured, 6/01/19 ..........................................         13,985,000          7,698,743
   Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
       MBIA Insured,
       6/01/23 ..............................................................................         14,160,000          6,131,705
       6/01/24 ..............................................................................         13,005,000          5,334,781


26 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS (CONT.)
   CALIFORNIA (CONT.)
   Riverside County Board of Education COP, Capital Appreciation Financing Projects, Series A,
     ETM, 11/01/05 ..........................................................................   $        280,000   $        277,693
   Riverside County SFMR, Capital Appreciation Mortgage,
       Series A, GNMA Secured, ETM, 9/01/14 .................................................         20,220,000         14,443,146
       Series A, GNMA Secured, ETM, 11/01/20 ................................................         25,055,000         12,614,441
       Series B, GNMA Secured, ETM, 6/01/23 .................................................         26,160,000         11,427,734
   Rocklin USD, GO,
       Capital Appreciation, Series A, FGIC Insured, 9/01/08 ................................          3,660,000          3,334,114
       Capital Appreciation, Series A, FGIC Insured, 9/01/09 ................................          4,100,000          3,603,900
       Capital Appreciation, Series A, FGIC Insured, 9/01/10 ................................          4,595,000          3,883,832
       Capital Appreciation, Series A, FGIC Insured, 9/01/11 ................................          5,145,000          4,168,530
       Capital Appreciation, Series A, FGIC Insured, 9/01/12 ................................          5,760,000          4,459,450
       Capital Appreciation, Series A, FGIC Insured, 9/01/16 ................................         33,960,000         21,526,225
       Election of 2002, FGIC Insured, 8/01/25 ..............................................          8,160,000          3,237,317
       Election of 2002, FGIC Insured, 8/01/26 ..............................................          8,695,000          3,267,233
       Election of 2002, FGIC Insured, 8/01/27 ..............................................          9,080,000          3,229,030
       Election of 2002, FGIC Insured, 8/01/28 ..............................................         16,615,000          5,587,625
   Roseville City School District GO, Capital Appreciation, Series A,
       8/01/11 ..............................................................................          3,115,000          2,505,488
       8/01/17 ..............................................................................         30,770,000         17,182,276
   Roseville Joint UHSD, Capital Appreciation, Series A,
       8/01/10 ..............................................................................          1,820,000          1,527,198
       8/01/11 ..............................................................................          1,965,000          1,580,508
       8/01/17 ..............................................................................         18,155,000         10,126,859
   San Diego USD, GO, Capital Appreciation Bond, Series A, FGIC Insured,
       7/01/21 ..............................................................................         12,160,000          6,007,526
       7/01/22 ..............................................................................          8,440,000          3,950,173
       7/01/23 ..............................................................................         11,120,000          4,924,714
   San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, Capital
       Appreciation,
       7/01/05 ..............................................................................         12,820,000         12,820,000
       7/01/06 ..............................................................................         11,320,000         11,015,945
       7/01/07 ..............................................................................          4,570,000          4,296,623
       7/01/08 ..............................................................................          7,785,000          7,062,163
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
        1/15/16 .............................................................................         19,500,000         18,092,880
       Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
        1/15/19 .............................................................................         57,000,000         52,902,840
       senior lien, ETM, 1/01/25 ............................................................          5,700,000          2,431,620
       senior lien, ETM, 1/01/28 ............................................................         33,545,000         12,278,141
       senior lien, ETM, 1/01/29 ............................................................         37,050,000         12,761,502
       senior lien, Refunding, Series A, 1/15/17 ............................................         17,000,000         15,700,180
       senior lien, Refunding, Series A, 1/15/18 ............................................         60,000,000         55,431,000
       senior lien, Refunding, Series A, 1/15/20 ............................................         80,000,000         74,132,000
       senior lien, Refunding, Series A, 1/15/22 ............................................         90,000,000         82,451,700
       senior lien, Refunding, Series A, 1/15/23 ............................................         80,000,000         73,287,200
       senior lien, Refunding, Series A, 1/15/24 ............................................         80,000,000         72,838,400


                                         Quarterly Statement of Investments | 27

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Jose USD, COP, Refunding, FSA Insured,
       1/01/27 ..............................................................................   $      7,105,000   $      2,596,664
       1/01/29 ..............................................................................          7,105,000          2,326,816
   San Juan USD, GO, Election of 1998, Series B, MBIA Insured,
       8/01/26 ..............................................................................         15,825,000          5,946,402
       8/01/27 ..............................................................................         18,605,000          6,616,310
       8/01/28 ..............................................................................         19,470,000          6,547,761
   San Mateo UHSD, GO, Capital Appreciation Election of 2000, Series B, FGIC Insured,
     9/01/22 ................................................................................          5,000,000          2,322,800
   Southern California Public Power Authority Power Project Revenue, Refunding, Series A,
       AMBAC Insured, ETM,
       7/01/11 ..............................................................................         12,000,000          9,818,520
       7/01/12 ..............................................................................         16,890,000         13,281,620
       7/01/13 ..............................................................................         16,000,000         12,061,280
   Stockton East Water District COP, Refunding, Series B, 4/01/16 ...........................        103,885,000         62,364,243
   Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
     Series A, 10/01/28 .....................................................................         17,855,000          5,456,845
   Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, 9/01/23 ...............             16,000             50,841
                                                                                                                   -----------------
   TOTAL ZERO COUPON BONDS (COST $1,711,386,217).............................................                         1,906,497,987
                                                                                                                   -----------------
   TOTAL LONG TERM INVESTMENTS (COST $12,195,239,693)........................................                        13,160,799,862
                                                                                                                   -----------------
(c)SHORT TERM INVESTMENTS 1.2%
   BONDS 1.2%
   CALIFORNIA 1.2%
   California State Economic Recovery Revenue, Series C-5, Daily VRDN and Put, 2.24%,
     7/01/23 ................................................................................         16,000,000         16,000,000
   California State GO,
       Series A-2, Daily VRDN and Put, 2.15%, 5/01/33 .......................................         26,200,000         26,200,000
       Series A-3, Daily VRDN and Put, 2.30%, 5/01/33 .......................................         24,000,000         24,000,000
   California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System, AMBAC Insured,
     Daily VRDN and Put, 2.20%, 8/15/27 .....................................................          3,600,000          3,600,000
   Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and Put, 2.30%,
     8/01/16 ................................................................................          4,000,000          4,000,000
   Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
     and Put, 2.20%, 7/01/35 ................................................................         10,000,000         10,000,000
   Metropolitan Water District Southern California Waterworks Revenue,
       Refunding, Series B-1, Daily VRDN and Put, 2.20%, 7/01/35 ............................         23,900,000         23,900,000
       Refunding, Series B-3, Daily VRDN and Put, 2.30%, 7/01/35 ............................         20,200,000         20,200,000
       Series C-2, Daily VRDN and Put, 2.12%, 7/01/36 .......................................         25,200,000         25,200,000
   Orange County Housing Authority Apartment Development Revenue, Oasis Martinique,
     Refunding, Series I, FNMA Insured, Weekly VRDN and Put, 2.23%, 6/15/28 .................          2,800,000          2,800,000
   Orange County Sanitation Districts COP,
       Nos. 1-3 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 2.90%,
        8/01/16 .............................................................................            400,000            400,000
       Refunding, Series A, Daily VRDN and Put, 2.20%, 8/01/29 ..............................            700,000            700,000
                                                                                                                   -----------------
   TOTAL SHORT TERM INVESTMENTS (COST $157,000,000) .........................................                      $    157,000,000
                                                                                                                   -----------------


28 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (COST $12,352,239,693) 98.8% ...........................................                      $ 13,317,799,862
   OTHER ASSETS, LESS LIABILITIES 1.2% ......................................................                           158,114,255
                                                                                                                   -----------------
   NET ASSETS 100.0% ........................................................................                      $ 13,475,914,117
                                                                                                                   =================

(a)   Defaulted security.

(b)   Security purchased on a delayed delivery basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                            Quarterly Statement of Investments |
                                     See Notes to Statement of Investments. | 29

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

GLOSSARY OF TERMS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CHFCLP   - California Health Facilities Construction Loan Program
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
CSAC     - County Supervisors Association of California
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assistance
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority/Agency Revenue
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDR      - Industrial Development Revenue (muni)
LLC      - Limited Liability Corp.
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
SFHMR    - Single Family Home Mortgage Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance


30 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Free Income Fund, Inc. is registered under the Investment Company Act of 1940 as a diversifed, open-end investment company.

1. INCOME TAXES

At June 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ....................................      $ 12,339,193,816
                                                              =================
Unrealized appreciation ................................      $    993,638,576
Unrealized depreciation ................................           (15,032,530)
                                                              -----------------
Net unrealized appreciation (depreciation) .............      $    978,606,046
                                                              =================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 31

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

By    JIMMY D. GAMBILL
      ----------------
   /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    JIMMY D. GAMBILL
      ----------------
     /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005


By    GALEN G. VETTE
      --------------
    /s/Galen G. Vetter
      Chief Financial Officer
Date    August 19, 2005







                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Income Fund, Inc.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;



      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration





I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Income Fund, Inc.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer